RISK MANAGEMENT - Subsequent events (Details)	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / shares	Dec. 31, 2021	Dec. 31, 2020 $ / $
RISK MANAGEMENT
Intervention rate issued by Banco de la Republica			12.00%			3.00%	1.75%
Interest rate of the Board of Governors of the Federal Reserve System			4.50%			0.50%
Colombian stock market percentage of devaluation			9.00%
Percentage of devaluation, S&P 500			20.00%
Percentage of devaluation, Euro Stoxx			12.00%
Percentage of increase in negotiation levels			20.60%
Year end exchange rate, U.S. dollar into Colombian pesos	4,810.20	4,810.20		3,981.16	3,981.16		3,432.50
Percentage of annual devaluation due to general uncertainties at international and local level			20.80%